UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.
(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments

	Share	Market	Pct.
Security	Quantity	Value ($)	Assets

COMMON STOCK

Consumer Discretionary
Avon Products Inc.	12000	361,680	1.1
Fastenal Co.	32000	1,327,360	3.9
Lowe's Companies Inc.	57000	1,234,050	3.6
Weight Watchers Int'l.	16000	461,760	1.4
Western Union Co.	57000	1,056,780	3.1
Total Consumer Discretionary		4,441,630	13.1

Consumer Staples
Diageo PLC ADR	23000	1,545,370	4.6
Nestle SA ADR	37500	1,781,625	5.3
Procter & Gamble Co.	22000	1,354,100	4.0
Total Consumer Staples		4,681,095	13.9

Energy
ConocoPhillips	14000	672,000	2.0
Devon Energy Corp.	13000	869,830	2.6
Noble Corp.	17000	685,440	2.0
XTO Energy Co.	5000	222,850	0.7
Total Energy		2,450,120	7.3

Financials
American Express Co.	40000	1,506,400	4.4
Berkshire Hathaway Inc. - B *	40000	3,057,200	9.0
Progressive Corp. Ohio	20000	331,600	1.0
Total Financials		4,895,200	14.4

Health Care
Johnson & Johnson	22000	1,382,920	4.1
Novartis AG ADR	22000	1,177,660	3.5
Pfizer Inc.	65000	1,212,900	3.6
Wellpoint Inc. *	30000	1,911,600	5.6
Total Health Care		5,685,080	16.8

Industrials
3M Co.	10000	804,900	2.4
Automatic Data Process.	30000	1,223,700	3.6
General Dynamics Corp.	10000	668,500	2.0
General Electric Co.	70000	1,125,600	3.3
Terex Corp. *	50000	977,500	2.9
United Parcel Service - B	15000	866,550	2.6
Total Industrials		5,666,750	16.8

Information Technology
Cisco Systems Inc. *	60000	1,348,200	4.0
Microsoft Corp.	55000	1,549,900	4.6
Total Information Technology		2,898,100	8.6

Materials
Compass Minerals International	12000	756,480	2.2
Methanex Corp.	18983	423,701	1.3
Monsanto Co	10500	796,740	2.4
Total Materials		1,976,921	5.9

TOTAL COMMON STOCK (Cost $27,208,347)		32,694,896	96.8

Cash and Short-Term Investments
First Western Bank Collective Asset	1,262,348	1,262,348	3.2

Total investments (Cost $28,470,695)		33,957,244	100.0
Other Assets Less Liabilities		266	0.0

TOTAL NET ASSETS		33,957,510	100.0

* Non-income producing investments

At January 31, 2009, unrealized appreciation of investments for tax purposes was as follows:

Appreciation	$ 5,937,264
Depreciation	(435,066)
Net appreciation on investments	$ 5,502,198

At January 31, 2010, the cost of investments for federal income tax purposes was $28,470,695.

SECURITIES VALUATION.  Portfolio securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange where they trade.  The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value using procedures (“Procedures”) approved by the Board of Directors.  Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale.  Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services.  A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset value.  Fair value pricing methods, the Procedures and pricing services can change from time to time as approved by the Board of Directors.  Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to the Fund's investment adviser and accountant.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosure regarding  fair value measurements that are relevant to a mutual fund’s value.

Various inputs are used in determining the value of the Fund’s investments.  FAS 157 establishes a three level hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  The three levels are defined below:

Level 1:	Quoted prices in active markets for identical securities
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010:

Level 1 – Quoted Prices	$32,694,896
Level 2 – Other significant observable inputs	$0
Level 3 – Significant unobservable inputs	$0

TOTAL:	$32,694,896

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Meehan Mutual Funds, Inc. that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.
Date: March 30, 2010
/s/ Thomas P. Meehan
Thomas P. Meehan
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MEEHAN MUTUAL FUNDS, INC.
Date: March 30, 2010
/s/ Thomas P. Meehan
Thomas P. Meehan
Principal Executive Officer

Date: March 30, 2010
/s/ Paul P. Meehan
Paul P. Meehan
Principal Financial Officer